OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 1,556	$ 2,607
Government authorities	3,148	2,827
Deferred tax assets	7,918	6,814
Advances to suppliers	1,379	531
Derivatives	728
Other	1,509	695
Other accounts receivables and prepaid expenses	$ 16,238	$ 13,474